Other gain (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other gain (loss)
Government grants	$ 2,885
Operating rent income	997	$ 1,374	$ 626
Loss from sale of fixed assets	(42)	(66)	(102)
Other income	107	122	33
Total other income/expenses	$ 3,947	$ 1,430	$ 557